Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2065 Portfolio

March 31, 2021

VIPF2065-QTLY-0521
1.9894059.101

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 49.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	2,522	$118,538
VIP Equity-Income Portfolio Initial Class (a)	4,890	123,560
VIP Growth & Income Portfolio Initial Class (a)	5,852	141,509
VIP Growth Portfolio Initial Class (a)	1,299	122,126
VIP Mid Cap Portfolio Initial Class (a)	806	34,540
VIP Value Portfolio Initial Class (a)	4,988	90,984
VIP Value Strategies Portfolio Initial Class (a)	2,803	44,343
TOTAL DOMESTIC EQUITY FUNDS
(Cost $526,425)		675,600

International Equity Funds - 41.6%
VIP Emerging Markets Portfolio Initial Class (a)	15,413	227,343
VIP Overseas Portfolio Initial Class (a)	12,966	339,437
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $457,901)		566,780

Bond Funds - 8.9%
Fidelity Inflation-Protected Bond Index Fund (a)	2,505	27,229
Fidelity Long-Term Treasury Bond Index Fund (a)	2,473	33,975
VIP High Income Portfolio Initial Class (a)	5,171	27,356
VIP Investment Grade Bond Portfolio Initial Class (a)	2,477	33,386
TOTAL BOND FUNDS
(Cost $121,672)		121,946
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,105,998)		1,364,326
NET OTHER ASSETS (LIABILITIES) - 0.0%		(122)
NET ASSETS - 100%		$1,364,204

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,854	$2,631	$850	$1	$(3)	$(403)	$27,229
Fidelity Long-Term Treasury Bond Index Fund	29,742	10,185	1,265	160	(178)	(4,509)	33,975
VIP Contrafund Portfolio Initial Class	112,096	12,152	2,904	5,393	(18)	(2,788)	118,538
VIP Emerging Markets Portfolio Initial Class	213,543	20,451	6,476	8,673	864	(1,039)	227,343
VIP Equity-Income Portfolio Initial Class	118,290	8,074	9,645	3,954	143	6,698	123,560
VIP Government Money Market Portfolio Initial Class 0.01%	2,581	1	2,582	--	--	--	--
VIP Growth & Income Portfolio Initial Class	134,735	8,263	12,420	4,126	415	10,516	141,509
VIP Growth Portfolio Initial Class	114,229	21,006	2,855	13,829	24	(10,278)	122,126
VIP High Income Portfolio Initial Class	25,802	1,913	265	216	(5)	(89)	27,356
VIP Investment Grade Bond Portfolio Initial Class	31,633	8,205	5,093	453	(103)	(1,256)	33,386
VIP Mid Cap Portfolio Initial Class	32,734	565	2,196	125	390	3,047	34,540
VIP Overseas Portfolio Initial Class	320,449	27,722	4,676	9,821	(101)	(3,957)	339,437
VIP Value Portfolio Initial Class	86,527	3,408	11,103	212	1,376	10,776	90,984
VIP Value Strategies Portfolio Initial Class	42,270	681	5,443	70	936	5,899	44,343
	$1,290,485	$125,257	$67,773	$47,033	$3,740	$12,617	$1,364,326

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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